Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Notes Payable [Table Text Block]

(In thousands)	2012	2011

Advances with the FHLB with maturities ranging from 2013 to 2021 paying interest at monthly fixed
rates ranging from 0.63% to 4.95% ( 2011 - 0.66% to 4.95%)	$577,490	$642,568

Term notes with maturities ranging from 2013 to 2016 paying interest semiannually
at fixed rates ranging from 5.25% to 7.86% ( 2011 - 5.25% to 7.86%)	236,620	278,309

Term notes with maturities ranging from 2013 to 2014 paying interest
monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate	133	588

Junior subordinated deferrable interest debentures (related to trust preferred
securities) with maturities ranging from 2027 to 2034 with fixed interest	439,800	439,800
rates ranging from 6.125% to 8.327% (Refer to Note 22)

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $436,530 as of 2012 and $465,963 at
2011) with no stated maturity and a contractual fixed interest rate of 5.00% until, but
excluding December 5, 2013 and 9.00% thereafter (Refer to Note 22)[1]	499,470	470,037

Others	24,208	25,070
Total notes payable	$1,777,721	$1,856,372

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2013	$98,831
2014	189,440
2015	41,107
2016	311,500
2017	103,139
Later years	534,234
No stated maturity	936,000
Subtotal	2,214,251
Less: Discount	436,530
Total notes payable	$1,777,721